AST Quantitative Modeling Portfolio Investment Strategy - AST Quantitative Modeling Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio’s asset allocation generally provides for an allotment of approximately 100% of Portfolio assets to a combination of equity and fixed income strategies and the use of other financial instruments. The Portfolio gains exposure to these investment strategies by investing in varying combinations of: (i) other pooled investment vehicles, including, other portfolios of the Trust, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment pools (collectively referred to as underlying portfolios) (ii) equity and equity-related securities, bonds, bond and interest rate futures, options on bonds, options on bond and interest rate futures, interest rate options, interest rate swaps, credit default swaps, commodity and commodity index futures, options (including options on credit default swaps), other futures, swaps and options (including on equities and equity indices), forwards, options on swaps, options on forwards and mortgage-backed securities and (iii) certain financial and derivative instruments. Normally 75% of the Portfolio’s net assets are allocated to the equity segment and 25% of the Portfolio’s net assets are allocated to the fixed income segment. Portfolio assets are transferred between the equity segment and the fixed income segment based on the application of a quantitative model to the Portfolio’s overall net asset value (NAV) per share. In general terms, the model seeks to transfer Portfolio assets from the equity segment to the fixed income segment when the Portfolio’s NAV per share experiences certain declines and from the fixed income segment to the equity segment when the Portfolio’s NAV per share experiences certain increases or remains flat over certain periods of time. The model, however, will not generate: (i) a transfer to the fixed income segment from the equity segment that would result in more than 90% of the Portfolio’s net assets being allocated to the fixed income segment, (ii) a large-scale transfer between the Portfolio’s segments that exceeds certain pre-determined daily percentage thresholds. The Portfolio will be directly managed by subadvisers to the Portfolio. The asset allocation strategy is determined by the Manager and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), a subadviser to the Portfolio. The selection of specific combinations of underlying portfolios for the Portfolio generally will be determined by the Manager. The Manager will employ various quantitative and qualitative research methods to establish weighted combinations of underlying portfolios that are consistent with the neutral allocation for the Portfolio. PGIM Quantitative Solutions will then perform its own forward-looking assessment of macroeconomic, market, financial, security valuation, and other factors. As a result of this assessment, PGIM Quantitative Solutions will further adjust the neutral allocation and the preliminary underlying portfolio weights for the Portfolio based upon its views on certain factors. The directly managed portion may include an overlay strategy managed by PGIM Quantitative Solutions for liquidity and asset allocation purposes. The Portfolio may allocate up to 25% of its net assets to the overlay strategy, which is employed through an overlay sleeve. The overlay strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio’s asset levels, liquidity, and asset allocations. The overlay strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The overlay strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The overlay strategy may also invest in ETFs for additional exposure to relevant markets. The overlay strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.